Employee expenses (Tables)	12 Months Ended
Dec. 31, 2021
Employee expenses [Abstract]
Employee Expenses
	Year ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Salary and related expenses	1,862	4	—
Social security costs	115	1	—
Shared based compensation expense	366	—	—
	2,343	5	—